Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000019443_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Massachusetts Municipal Income Fund
C000019443_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019443_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,908
C000019443_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,280
C000019443_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,501
C000019443_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,384
C000019443_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,744
C000019443_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,534
C000019443_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,045
C000019443_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,379
C000019443_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,582
C000019443_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,112
C000019443_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Massachusetts Enhanced Municipal Linked Index
C000019443_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019443_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,921
C000019443_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,271
C000019443_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,598
C000019443_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,488
C000019443_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,933
C000019443_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,655
C000019443_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,270
C000019443_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,533
C000019443_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000019443_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,287
C000019443_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000019443_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019443_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,972
C000019443_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,323
C000019443_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000019443_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000019443_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,047
C000019443_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000019443_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,435
C000019443_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,767
C000019443_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,012
C000019443_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,577